Income Taxes (Detail) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Operating Loss Carryforwards	$ 24,284,000	$ 25,062,000
Proceeds from License Fees Received		2,400,000
Foreign Withholding Tax		20.00%
Income Tax Reconciliation, Tax Settlements, Foreign		600,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	34.00%	34.00%
Effective Income Tax Rate, Continuing Operations	0.00%	8.85%
Federal corporate taxable [Member]
Operating Loss Carryforwards	69,327,000	1,358,000
New York State corporate [Member]
Operating Loss Carryforwards	69,228,000	21,000
AUO [Member]
Proceeds from License Fees Received		$ 3,000,000